Fixed assets - Fixed assets payables - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other intangible assets and property, plant and equipment [abstract]
Total fixed assets payable	€ 3,656	€ 3,707	€ 3,732	€ 2,355
Non-current fixed assets payable	610	907	1,004
Current fixed assets payable	€ 3,046	€ 2,800	€ 2,728